Organization and nature of business (Details Narrative)		2 Months Ended	12 Months Ended
	Apr. 25, 2020	Jun. 30, 2021	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022
Forward Split ratio	71.62		71.62
Represents the information pertaining to CN Energy Development. [Member] | Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries		100.00%
Represents the information pertaining to Manzhouli Zhongxing Energy Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries		100.00%
Represents the information pertaining to Manzhouli CN Energy. [Member]
Ownership interest (as a percent)			90.00%
Ownership interest held by non controlling owners			70.00%
CnEnergy Development [Member]
Ownership interest (as a percent)			10.00%	100.00%
Ownership interest held by non controlling owners			100.00%
Issuance of Ordinary Shares, net of offering expenses (in shares) | shares			10,000,000
Zhejiang CN Energy. [Member]
Ownership interest (as a percent)				100.00%
Ownership interest held by non controlling owners			30.00%
Consideration Amount | $			$ 17,706,575
Issuance of ordinary shares for acquisition, amount | $			$ 18,373,771
Issuance of ordinary shares for acquisition, shares | shares			8,819,520
Zhejiang CN Energy. [Member] | Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries			100.00%
Zhejiang CN Energy. [Member] | Represents the information pertaining to CN Energy Development. [Member]
Transfer of equity interest in subsidiaries		60.00%